Schedule of Estimated Using Black-Scholes Valuation Model for Fair Value of Broker Options (Details) - 12 months ended Dec. 31, 2023	USD ($)	$ / shares
March 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grant fair value | $	$ 111,971
April Two Thousand Twenty Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	2.34%
Dividend yield	0.00%
Volatility	120.00%
Stock price		$ 0.30
Weighted average life	2 years
March 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	3.40%
Dividend yield	0.00%
Volatility	120.00%
Stock price		$ 0.11
Weighted average life	3 years